Securities (Amortized Cost and Fair Values of Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	$ 138,111	$ 155,685
Available-for-sale Securities, Gross Unrealized Gains	1,909	2,117
Available for Sale, Gross Unrealized Losses	(1,169)	(1,407)
Available for Sale, Fair Value	138,851	156,395
Total Debt Securities [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	137,819	155,393
Available-for-sale Securities, Gross Unrealized Gains	1,817	2,011
Available for Sale, Gross Unrealized Losses	(1,169)	(1,407)
Available for Sale, Fair Value	138,467	155,997
U.S. Government Agencies [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	9,275	29,289
Available-for-sale Securities, Gross Unrealized Gains	2	42
Available for Sale, Gross Unrealized Losses	(108)	(356)
Available for Sale, Fair Value	9,169	28,975
States and political subdivisions [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	59,120	52,685
Available-for-sale Securities, Gross Unrealized Gains	1,747	1,750
Available for Sale, Gross Unrealized Losses	(112)	(103)
Available for Sale, Fair Value	60,755	54,332
Corporate obligations [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	4,933	6,387
Available-for-sale Securities, Gross Unrealized Gains	45	110
Available for Sale, Gross Unrealized Losses	(4)	(11)
Available for Sale, Fair Value	4,974	6,486
Mortgage-backed securities-government sponsored entities [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	64,491	67,032
Available-for-sale Securities, Gross Unrealized Gains	23	109
Available for Sale, Gross Unrealized Losses	(945)	(937)
Available for Sale, Fair Value	63,569	66,204
Equity securities-financial services [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	292	292
Available-for-sale Securities, Gross Unrealized Gains	92	106
Available for Sale, Gross Unrealized Losses	0	0
Available for Sale, Fair Value	$ 384	$ 398